ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Details Abstract
Accounts receivable	$ 39,764	$ 15,103
Less: Allowance for doubtful accounts	0	6,058
Accounts receivable, net	$ 39,764	$ 9,045